Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Beginning balance	R$ 4,816	R$ 4,258
Lease payments	(1,995)	(2,884)	R$ (569)
Interest paid	(327)	(260)
Lease termination	(63)	(3,949)
Remeasurements and new contracts	0	7,139
Interest	377	512	356
Ending balance	2,808	4,816	4,258
Current	2,056	1,992	2,220
Non-current	R$ 752	R$ 2,824	R$ 2,038